Mineral Interests and Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Total property, plant and equipment	$ 2,245,961	$ 1,205,829
Less: Accumulated depreciation and depletion	(614,628)	(433,133)
Net property, plant and equipment	1,631,333	772,696
Mineral interests
Property, plant and equipment
Total property, plant and equipment	3,140,500	34,900
Less: Accumulated depreciation and depletion	(84,200)	(17,600)
Land
Property, plant and equipment
Total property, plant and equipment	85,439	68,695
Land improvements
Property, plant and equipment
Total property, plant and equipment	14,484	12,356
Buildings and leasehold improvements
Property, plant and equipment
Total property, plant and equipment	562,263	25,091
Mine development costs
Property, plant and equipment
Total property, plant and equipment	36,796	84,930
Machinery and equipment
Property, plant and equipment
Total property, plant and equipment	991,794	614,262
Gas properties and related development
Property, plant and equipment
Total property, plant and equipment	222,711	305,697
Construction in progress
Property, plant and equipment
Total property, plant and equipment	$ 332,474	$ 94,798